Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
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Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Palisades Investment Partners, LLC
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Address: 1453 Third Street Promenade
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         Suite 310
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         Santa Monica, CA  91106
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Form 13F File Number: 28-12995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
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Title:   Chairman, CIO, CCO
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Phone:   310-656-6300
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Signature, Place, and Date of Signing:

/s/ Quinn R. Stills            Santa Monica, CA                         11/4/11
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     (Signature)                (City, State)                           (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-01190                      Russell Company
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 56
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Form 13F Information Table Value Total: 523,260
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                                        (thousands)
List of Other Included Managers:

NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number         Name
        28-
-----      -----------------         -------------------------------------------

      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2         COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
--------                         --------         --------  --------       --------       --------   --------          --------
                                                              VALUE   SHRS OF   SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN CALL DISCRTION  MANAGERS SOLE    SHARED    NONE
--------------                   --------------   -----     --------  -------   --- ---- ---------  -------- ----    ------    ----
ALCOA INC                              COM       013817101     2,747   287,000  SH         SOLE            132,700           154,300
ARKANSAS BEST CORP                     COM       040790107     2,406   149,000  SH         SOLE             64,700            84,300
AGCO CORP                              COM       001084102     6,122   177,100  SH         SOLE             82,900            94,200
ACTIVISION BLIZZARD,  INC              COM       00507V109    11,392   957,300  SH         SOLE            452,400           504,900
GENERAL CABLE CORP                     COM       369300108     5,848   250,469  SH         SOLE            119,200           131,269
BAKER HUGHES INC                       COM       057224107     4,643   100,604  SH         SOLE             47,200            53,404
AVIS BUDGET GROUP                      COM       053774105     8,224   850,493  SH         SOLE            402,400           448,093
CHICAGO BRIDGE & IRON COMPANY NV N Y REGISTRY SH 167250109     4,727   165,100  SH         SOLE             78,900            86,200
CHICOS FAS                             COM       168615102    10,956   958,500  SH         SOLE            464,100           494,400
CIGNA CORPORATION                      COM       125509109     6,635   158,200  SH         SOLE             74,900            83,300
COMCAST "A" COM                       CL A       20030N101    22,820 1,090,829  SH         SOLE            518,200           572,629
CAPITAL ONE FIN                        COM       14040H105    22,565   569,400  SH         SOLE            269,800           299,600
COVIDIEN                               SHS       G2554F113    10,124   229,571  SH         SOLE            110,300           119,271
COVENTRY HEALTH                        COM       222862104     9,855   342,086  SH         SOLE            162,500           179,586
CHEVRONTEXACO CORPORATION              COM       166764100    25,121   271,313  SH         SOLE            126,179           145,134
DISCOVER FINANCIAL SVS                 COM       254709108    25,577 1,114,957  SH         SOLE            532,440           582,517
DOW CHEMICAL                           COM       260543103     2,490   110,883  SH         SOLE             50,900            59,983
EBAY INC                               COM       278642103    10,563   358,202  SH         SOLE            167,851           190,351
ERICSSON LM ADR                   ADR B SEK 10   294821608     5,582   584,470  SH         SOLE            284,180           300,290
EATON CORP                             COM       278058102     9,796   275,930  SH         SOLE            128,200           147,730
GENERAL ELECTRIC                       COM       369604103    13,240   869,887  SH         SOLE            408,750           461,137
GOLDMAN SACHS GROUP INC                COM       38141G104    17,339   183,388  SH         SOLE             87,496            95,892
HALLIBURTON                            COM       406216101     4,492   147,183  SH         SOLE             69,300            77,883
HEALTH MGMT ASS                       CL A       421933102     9,512 1,374,499  SH         SOLE            647,300           727,199
HARLEY DAVIDSON                        COM       412822108     9,379   273,187  SH         SOLE            125,800           147,387
HARSCO CORP                            COM       415864107     1,989   102,600  SH         SOLE             47,800            54,800
INTERNATIONAL BUSINESS MACHINES        COM       459200101    17,740   101,446  SH         SOLE             48,948            52,498
J2 GLOBAL COMMUNICATIONS INC         COM NEW     46626E205     1,624    60,390  SH         SOLE             28,100            32,290
JP MORGAN CHASE & CO                   COM       46625H100    14,476   480,605  SH         SOLE            231,403           249,202
KORN FERRY INTL                      COM NEW     500643200     2,245   184,200  SH         SOLE             86,500            97,700
LEAR CORP                            COM NEW     521865204     6,688   155,900  SH         SOLE             73,100            82,800
LIFEPOINT HOSPITALS INC                COM       53219L109     3,019    82,400  SH         SOLE             39,200            43,200
LYONDELLBASELL                       SHS - A     N53745100     5,995   245,400  SH         SOLE            118,300           127,100
MACY'S INC.                            COM       55616P104     8,314   315,900  SH         SOLE            152,600           163,300
MCKESSON CORPORATION                   COM       58155Q103     2,872    39,500  SH         SOLE             18,200            21,300
MOTOROLA SOLUTIONS INC.              COM NEW     620076307     9,042   215,800  SH         SOLE            101,300           114,500
NCR CORP                               COM       62886E108    11,453   678,100  SH         SOLE            320,500           357,600
INSPERITY INC.                         COM       45778Q107     1,462    65,700  SH         SOLE             31,000            34,700
NU SKIN ENTERPRISES INC.              CL A       67018T105     4,165   102,800  SH         SOLE             48,300            54,500
NEWS CORP                             CL A       65248E104    10,378   670,400  SH         SOLE            314,500           355,900
OMNICOM GROUP                          COM       681919106    12,232   332,017  SH         SOLE            156,745           175,272
ROWAN COS                              COM       779382100     4,760   157,668  SH         SOLE             74,300            83,368
ROYAL DUTCH SHL CL A               SPONS ADR A   780259206     4,122    66,996  SH         SOLE             34,600            32,396
SIGNET JEWELERS LIMITED                SHS       G81276100     2,464    72,910  SH         SOLE             35,300            37,610
SIRIUS XM RADIO INC.                   COM       82967N108    10,738 7,111,000  SH         SOLE          3,366,400         3,744,600
SLM CORP                               COM       78442P106    18,767 1,507,414  SH         SOLE            706,400           801,014
SONIC CORP                             COM       835451105     2,576   364,300  SH         SOLE            170,400           193,900
TESORO CORPORATION                     COM       881609101     4,903   251,800  SH         SOLE            118,200           133,600
UNITEDHEALTH GROUP                     COM       91324P102    15,952   345,882  SH         SOLE            162,218           183,664
UNITED TECHNOLOGIES                    COM       913017109    19,591   278,437  SH         SOLE            130,401           148,036
VALUECLICK INC                         COM       92046N102     8,953   575,380  SH         SOLE            275,000           300,380
VIACOM INC. "B"                       CL B       92553P201    11,504   296,966  SH         SOLE            137,300           159,666
WESCO INTERNATIONAL                    COM       95082P105     2,361    70,381  SH         SOLE             33,400            36,981
WELLS FARGO & CO                       COM       949746101    12,343   511,727  SH         SOLE            245,093           266,634
EXXON MOBIL CORP                       COM       30231G102    15,970   219,877  SH         SOLE            107,183           112,694
ZIONS BANCORP                          COM       989701107    12,407   881,182  SH         SOLE            415,600           465,582